Net interest income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net interest income
Balances at central banks and loans to banks - amortised cost	£ 1,443	£ 1,769
Loans to customers - amortised cost	9,960	9,412
Other financial assets	1,640	1,492
Interest receivable	13,043	12,673
Bank deposits	974	854
Customer deposits	3,524	3,918
Other financial liabilities	1,485	1,579
Subordinated liabilities	170	202
Interest payable	6,153	6,553
Net interest income	£ 6,890	£ 6,120